SCHEDULE OF TRANSACTION EXCHANGE RATES (Details)	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6693	0.6664
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Foreign currency exchange rate, translation	0.6557	0.6732